Condensed Statements of Cash Flows - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (90,442,000)		$ (245,360,000)	$ (3,429,000)	$ (30,419,000)	$ (11,467,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			264,000	197,000	436,000	260,000
Non-cash interest expense			46,000	44,000	91,000	976,000
Stock-based compensation expense			360,000	174,000	310,000	175,000
Loss on extinguishment of debt				62,000	62,000	116,000
Change in fair value of warrant liabilities			14,804,000	(54,000)	1,296,000	341,000
Change in fair value of derivative liabilities			211,988,000	(3,760,000)	11,532,000	19,000
Changes in operating assets and liabilities:
Grant receivable						423,000
Prepaid expenses and other current assets			(2,597,000)	(200,000)	(135,000)	(499,000)
Accounts payable			1,382,000	(325,000)	(221,000)	521,000
Accrued and other current liabilities			2,948,000	(79,000)	352,000	1,122,000
Customer deposits					51,000	1,338,000
Other non-current liabilities			1,141,000
Net cash used in operating activities			(15,024,000)	(7,370,000)	(16,645,000)	(6,675,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment			(173,000)	(427,000)	(502,000)	(851,000)
Net cash used in investing activities			(173,000)	(427,000)	(502,000)	(851,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on notes payable					4,936,000
Principal payments on notes payable			(198,000)	(136,000)	(221,000)	(262,000)
Proceeds from sale of redeemable convertible preferred stock, net of issuance costs			11,461,000			19,788,000
Borrowing on convertible notes payable, net of debt issuance cost				4,936,000		2,722,000
Proceeds from stock options exercised			654,000	6,000	7,000	6,000
Net cash provided by financing activities			11,917,000	4,806,000	4,722,000	22,254,000
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH			(3,280,000)	(2,991,000)	(12,425,000)	14,728,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF YEAR			6,394,000	18,819,000	18,819,000	4,091,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR	3,114,000	$ 6,394,000	3,114,000	15,828,000	6,394,000	18,819,000
Cash paid during the year for:
Interest			112,000	28,000	111,000	38,000
Non-cash investing and financing transactions:
Property and equipment purchases financed with term loan				52,000	52,000	79,000
Non-cash extinguishment of derivative liabilities upon sale of Series C-2 redeemable convertible preferred stock, net of amount allocated to warrants			18,055,000
Non-cash extinguishment of warrant liabilities upon exercise of Series B and Series C-2 redeemable convertible preferred stock warrants			369,000
Purchase of property and equipment included in accounts payable and accrued and other current liabilities			47,000	15,000	55,000	87,000
Cash and cash equivalents	1,822,000	4,901,000	1,822,000	15,266,000	4,901,000	18,290,000
Restricted cash, current	1,217,000	1,167,000	1,217,000	30,000	1,167,000
Restricted cash, non-current	75,000	326,000	75,000	532,000	326,000	529,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	3,114,000	6,394,000	3,114,000	$ 15,828,000	6,394,000	18,819,000
ACON S2 Acquisition Corp [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(6,784,606)	(3,294,265)	2,454,357
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares		16,000
Gain on marketable securities (net) and dividends held in Trust Account	(3,775)	(4,454)	(7,468)
Change in fair value of warrant liabilities	6,110,830	1,854,400	(3,370,040)
Financing costs—derivative warrant liabilities		735,490
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(352,963)
Prepaid expenses			87,744
Accounts payable			334,062
Accrued expenses		29,107	(1,137)
Accrued expenses - related party		40,000	60,000
Net cash used in operating activities		(976,685)	(442,482)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities		(250,000,000)
Cash deposited in Trust Account		(250,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable to related party		25,000
Repayment of note payable to related party		(111,542)
Proceeds received from initial public offering, gross		250,000,000
Proceeds received from private placement		7,000,000
Offering costs paid		(5,466,700)
Net cash provided by financing activities		251,446,758
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH		470,073	(442,482)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF YEAR			470,073
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR	27,591	470,073	27,591		470,073
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares		9,000
Offering costs included in accrued expenses		70,000
Offering costs included in note payable—related party		86,542
Deferred underwriting commissions		8,750,000
Initial value of Class A ordinary shares subject to possible redemption		218,124,750
Change In Value Of Ordinary Shares Subject To Possible Redemption		(2,540,770)	(2,454,350)
Forfeiture of Class B ordinary shares		94
Non-cash investing and financing transactions:
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 27,591	$ 470,073	$ 27,591		$ 470,073
Series B Redeemable Convertible Preferred Stock [Member]
Non-cash investing and financing transactions:
Conversion of convertible notes payable and accrued interest to Series B Redeemable Convertible Preferred Stock						$ 9,845,000